Share-Based Compensation - Summary of Share-Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	¥ 13,876	$ 1,984	¥ 155,622	¥ 260,719
Cost of Revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	1,189	170	1,869	2,313
Research and Development Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	1,862	266	30,677	53,474
Selling and Marketing Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	2,761	395	5,010	9,658
General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	¥ 8,064	$ 1,153	¥ 118,066	¥ 195,274